Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-B
Monthly Servicer's Report
for the month of December 2010

Collection Period Start	1-Dec-10	Distribution Date	18-Jan-11
Collection Period End	31-Dec-10	30/360 Days	30
Beg. of Interest Period	15-Dec-10	Actual/360 Days	34
End of Interest Period	18-Jan-11

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		892,857,142.86	880,319,966.21	867,550,493.58	0.9716566
Total Securities		892,857,142.86	880,319,966.21	867,550,493.58	0.9716566
Class A-1 Notes	0.317300%	112,000,000.00	99,462,823.35	86,693,350.72	0.7740478
Class A-2 Notes	0.900000%	246,000,000.00	246,000,000.00	246,000,000.00	1.0000000
Class A-3 Notes	1.120000%	280,000,000.00	280,000,000.00	280,000,000.00	1.0000000
Class A-4 Notes	1.270000%	112,000,000.00	112,000,000.00	112,000,000.00	1.0000000
Certificates	0.000000%	142,857,142.86	142,857,142.86	142,857,142.86	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	12,769,472.63	29,806.25	114.0131485	0.2661272
Class A-2 Notes	0.00	184,500.00	0.0000000	0.7500000
Class A-3 Notes	0.00	261,333.33	0.0000000	0.9333333
Class A-4 Notes	0.00	118,533.33	0.0000000	1.0583333
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	12,769,472.63	594,172.91

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				10,381,034.82
Monthly Interest				4,461,881.49
Total Monthly Payments				14,842,916.31

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				308,442.37
Aggregate Sales Proceeds Advance				151,852.41
Total Advances				460,294.78

Vehicle Disposition Proceeds:
Reallocation Payments				222,433.19
Repurchase Payments				0.00
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				2,249,374.47
Excess Wear and Tear and Excess Mileage				0.00
Remaining Payoffs				0.00
Net Insurance Proceeds				504,436.90
Residual Value Surplus				3,477.30
Total Collections				18,282,932.95

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	160,947.19			6
Involuntary Repossession	-			-
Voluntary Repossession	61,486.00			3
Insurance Payoff		498,268.71		25
Customer Payoff			68,873.87	3
Grounding Dealer Payoff			1,515,456.33	57
Dealer Purchase			653,299.70	21
Total	222,433.19	498,268.71	2,237,629.90	115

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-B
Monthly Servicer's Report
for the month of December 2010

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	39,314	947,461,580.51	6.00000%	880,319,966.21
Total Depreciation Received		(11,226,581.21)		(9,950,368.41)
Principal Amount of Gross Losses	(26)	(573,368.86)		(543,140.77)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(3)	(67,132.00)		(65,564.69)
Scheduled Terminations	(88)	(2,370,080.17)		(2,210,398.76)
Pool Balance - End of Period	39,197	933,224,418.27	6.00000%	867,550,493.58

Remaining Pool Balance
Lease Payment				354,161,405.05
Residual Value				513,389,088.53
Total				867,550,493.58

III. DISTRIBUTIONS

Total Collections					18,282,932.95
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					18,282,932.95

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					297,205.46
3. Reimbursement of Sales Proceeds Advance					85,555.70
4. Servicing Fee:
Servicing Fee Due					733,599.97
Servicing Fee Paid					733,599.97
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					1,116,361.13

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					29,806.25

Class A-1 Notes Monthly Interest Paid					29,806.25
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					184,500.00

Class A-2 Notes Monthly Interest Paid					184,500.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					261,333.33

Class A-3 Notes Monthly Interest Paid					261,333.33
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-B
Monthly Servicer's Report
for the month of December 2010

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	118,533.33

Class A-4 Notes Monthly Interest Paid	118,533.33
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	594,172.91
Total Note and Certificate Monthly Interest Paid	594,172.91
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	16,572,398.91

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	12,769,472.63

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	12,769,472.63
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	3,802,926.28

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-B
Monthly Servicer's Report
for the month of December 2010

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		4,464,285.71
Required Reserve Account Amount		13,392,857.14
Beginning Reserve Account Balance		8,486,092.48
Additional Cash Infusion		0.00
Reinvestment Income for the Period		4,068.86
Reserve Fund Available for Distribution		8,490,161.34
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		3,802,926.28
Gross Reserve Account Balance		12,293,087.62
Remaining Available Collections Released to Seller		0.00
Total Ending Reserve Account Balance		12,293,087.62

V. POOL STATISTICS

Weighted Average Remaining Maturity		26.98
Monthly Prepayment Speed		38%
Lifetime Prepayment Speed		39%

	$	units
Recoveries of Defaulted and Casualty Receivables	565,922.90
Securitization Value of Defaulted Receivables and Casualty Receivables	543,140.77	26
Aggregate Defaulted and Casualty Gain (Loss)	22,782.13
Pool Balance at Beginning of Collection Period	880,319,966.21
Net Loss Ratio	0.0026%

Cumulative Net Losses for all Periods	0.0072%	64,080.33

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	2,614,414.39	114
61-90 Days Delinquent	424,342.09	18
91-120+ Days Delinquent	0.00	0
Total Delinquent Receivables:	3,038,756.48	132
60+ Days Delinquencies as Percentage of Receivables	0.05%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	128,671.06	6
Securitization Value	138,962.20
Aggregate Residual Gain (Loss)	(10,291.14)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	158,098.06	8
Cumulative Securitization Value	172,606.60
Cumulative Residual Gain (Loss)	(14,508.54)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		150,258.27
Reimbursement of Outstanding Advance		85,555.70
Additional Advances for current period		151,852.41
Ending Balance of Residual Advance		216,554.98

Beginning Balance of Payment Advance		655,078.25
Reimbursement of Outstanding Payment Advance		297,205.46
Additional Payment Advances for current period		308,442.37
Ending Balance of Payment Advance		666,315.16

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-B
Monthly Servicer's Report
for the month of December 2010

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No